Income Tax - Schedule of Differences between PRC Statutory Income Tax Rate and the Group’s Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Differences between PRC Statutory Income Tax Rate and the Group’s Effective Income Tax Rate [Abstract]
PRC Statutory income tax rate	25.00%	25.00%	25.00%
(Decrease) increase in effective income tax rate resulting from:
Tax rate differential for non-PRC entities	(3.10%)	(8.50%)	(3.10%)
Preferential tax rate	(8.40%)	(8.40%)	(8.40%)
Changes in tax rate	0.50%		0.50%
Research and development expenses additional deduction	8.60%	8.90%	9.60%
Other non-deductible expenses	(10.00%)	(0.20%)	(12.40%)
Change in valuation allowance	(12.60%)	(16.80%)	(11.20%)
Effective income tax rate